SEMIANNUAL REPORT
                               December 31, 1995

                                EASTCLIFF FUNDS
                          EASTCLIFF TOTAL RETURN FUND
                             EASTCLIFF GROWTH FUND

                              NO-LOAD MUTUAL FUNDS

                                EASTCLIFF TOTAL
                                  RETURN FUND

Dear Shareholder:                                        February 23, 1996

  We are pleased to report to you the progress that your Fund has made since our previous report of July 31, 1995. The last six months have seen the modest further reduction in short and long term interest rates, and the equity markets breaking again into new higher levels. This extraordinary asset appreciation, in spite of what many observers would suggest is within a slowing economy, indicates a growing investor desire to commit liquid assets to the equity markets, particularly with the increased use of mutual funds.

  At the December 31st year end and the Fund's fiscal six months, the average annual compounded rate of return was 13.60% for the six months, and 23.19% for the entire year. In the fiscal year starting July 1, 1995, your Board of Directors declared dividends of $0.16617 from ordinary income and $0.16455 from net capital gains. We are pleased to report that your shares appreciated to $13.24 per share, and ended 1995 almost fully invested in high quality equities. We have emphasized growth companies that have excellent proven managements, accepted product leadership in their fields, or have developed a unique business position in an industry that may have intense competition. Our continual search for successful enterprises has been greatly responsible for our continued asset growth.

  We pledge to continue to manage your investment in the Eastcliff Total Return Fund with prudence and attention to achieving above average returns.

  Respectfully submitted,

           /s/ Thomas M. Keresey               /s/ Patrice J. Neverett


            Thomas M. Keresey                   Patrice J. Neverett
            Portfolio Manager                   Portfolio Manager

                          Eastcliff Total Return Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1995 (Unaudited)

                                                                       Quoted
                                                                       Market
 Shares or Principal Amount                               Cost          Value
 --------------------------                            -------        -------
COMMON STOCKS - 99.1% (a)<F2>

          AEROSPACE - 5.7%
  6,000   Boeing Co.                                  $384,735       $470,250
  5,000   McDonnell Douglas Corp.                      362,800        460,000
                                                       -------        -------
                                                       747,535        930,250

          BANKS/SAVINGS & LOANS - 5.8%
  3,000   Bank of New York Co., Inc.                   121,180        146,250
  9,000   Barnett Banks, Inc.                          459,830        531,000
  4,000   Citicorp                                     162,490        269,000
                                                       -------        -------
                                                       743,500        946,250

          CHEMICAL/SPECIALTY MATERIALS - 3.6%
  4,000   Eastman Chemical Co. Inc.                    233,740        250,500
  9,000   Union Carbide Corp.                          333,602        337,500
                                                       -------        -------
                                                       567,342        588,000

          COMPUTERS - 5.0%
  3,000   International Business
            Machines Corp.                             234,555        275,250
 11,000   Safeguard Scientifics, Inc.*<F1>             479,922        544,500
                                                       -------        -------
                                                       714,477        819,750

          CONSUMER NON-DURABLES - 4.8%
  7,000   Gillette Company                             336,045        364,875
  5,000   Procter & Gamble Co.                         337,028        415,000
                                                       -------        -------
                                                       673,073        779,875

          CONSUMER SERVICES - 3.5%
 16,500   CUC International Inc.*<F1>                  413,865        563,062
          Electronics - 7.7%
  4,500   Emerson Electric Co.                         300,355        367,875
  4,500   General Electric Co. (U.S.)                  241,832        324,000
 10,000   Intel Corp.                                  567,680        567,500
                                                     ---------      ---------
                                                     1,109,867      1,259,375
          ENERGY/ENERGY SERVICES - 6.6%
  9,000   Halliburton Co.                              341,915        455,625
  6,000   Panhandle Eastern Corp.                      146,610        167,250
  8,000   Triton Energy Corp.                          330,480        459,000
                                                      --------      ---------
                                                       819,005      1,081,875

          FOOD & BEVERAGES - 5.0%
  5,000   The Coca-Cola Company                        351,275        371,250
  8,000   PepsiCo, Inc.                                361,480        447,000
                                                       -------        -------
                                                       712,755        818,250

          HEALTH INDUSTRIES - 9.6%
  5,500   Becton, Dickinson & Co.                      298,785        412,500
 12,000   Medtronic, Inc.                              657,970        670,500
 12,000   Physician Reliance
            Network, Inc.*<F1>                         316,000        477,000
                                                     ---------      ---------
                                                     1,272,755      1,560,000

          INSURANCE - 4.2%
  5,250   American International
            Group, Inc.                                364,335        485,625
  4,000   ITT Hartford Group, Inc.*<F1>                171,294        193,500
                                                       -------        -------
                                                       535,629        679,125

          LEISURE/RESTAURANTS - 8.1%
  3,000   Capital Cities/ABC, Inc.                     350,868        370,125
  5,000   Walt Disney Co.                              268,873        295,000
  4,000   ITT Corporation*<F1>                         172,188        212,000
 10,000   McDonald's Corp.                             335,073        451,250
                                                     ---------      ---------
                                                     1,127,002      1,328,375

          MACHINERY/TOOLS - 1.6%
  5,000   Thermo Electron Corp.*<F1>                   204,675        260,000

          MEDIA/COMMUNICATION - 0.8%
  7,000   L.M. Ericsson
            Telephone Co. ADR                          160,125        136,500

          MISCELLANEOUS-CONSUMER MANUFACTURING - 2.1%
  5,000   Eastman Kodak Co.                            324,050        335,000

          MISCELLANEOUS-FINANCE - 4.4%
  4,000   American Express Co.                         140,655        165,500
  4,000   Donaldson, Lufkin &
            Jenrette, Inc.                             120,320        125,000
  3,500   Federal National
            Mortgage Association                       362,335        434,438
                                                       -------        -------
                                                       623,310        724,938

          MISCELLANEOUS-TECHNOLOGY MANUFACTURING - 0.6%
  4,000   ITT Industries, Inc.*<F1>                     79,609         96,000

          PHARMACEUTICALS - 15.4%
  4,000   Abbott Laboratories                          136,490        167,000
  4,500   Bristol-Myers Squibb Co.                     292,083        386,437
 25,000   Global Pharmaceutical
            Corporation*<F1>                           212,500        250,000
  8,000   Johnson & Johnson                            544,730        685,000
  7,000   Merck & Co., Inc.                            305,085        460,250
  9,000   Pfizer Inc.                                  419,360        567,000
                                                     ---------      ---------
                                                     1,910,248      2,515,687

          RETAIL TRADE - 1.5%
  5,000   Tiffany & Co.                                257,800        251,875

          UTILITIES - 3.1%
  7,000   BellSouth Corp.                              256,217        304,500
  3,000   Bell Atlantic Corp.                          157,680        200,625
                                                    ----------     ----------
                                                       413,897        505,125
                                                    ----------     ----------
          Total common stocks                       13,410,519     16,179,312

VARIABLE RATE DEMAND NOTES - 0.9% (a)<F2>
$149,782  Southwestern Bell
            Telephone Co.                              149,782        149,782
                                                     ---------      ---------
          Total variable rate
            demand notes                               149,782        149,782
                                                    ----------     ----------
          Total investments                        $13,560,301     16,329,094
                                                    ----------
                                                    ----------
          Liabilities, less cash and
            receivables -
            (0.0%) (a)<F2>                                              (707)
                                                                   ----------
          Net Assets                                              $16,328,387
                                                                   ----------
                                                                   ----------

          Net Asset Value Per Share
            ($0.01 par value 300,000,000
            shares authorized), offering
            and redemption price
            ($16,328,387 / 1,232,948
            shares outstanding)                                        $13.24
                                                                   ----------
                                                                   ----------

*<F1>Non-income producing security.
(a)<F2>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

                          Eastcliff Total Return Fund
                            STATEMENT OF OPERATIONS
         For the Six Month Period Ending December 31, 1995 (Unaudited)

INCOME:
  Dividends                                                     $128,886
  Interest                                                        56,589
                                                                 -------
  Total income                                                   185,475

EXPENSES:
  Management fees                                                 55,671
  Administrative services                                         16,321
  Transfer agent fees                                             10,500
  Professional fees                                                8,825
  Printing and postage expense                                     4,743
  Custodian fees                                                   4,069
  Registration fees                                                3,399
  Other expenses                                                   2,558
                                                                 -------
  Total expenses                                                 106,086

NET INVESTMENT INCOME                                             79,389
                                                                 -------
NET REALIZED GAIN ON INVESTMENTS                                 253,486

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS         1,720,353
                                                               ---------
NET GAIN ON INVESTMENTS                                        1,973,839
                                                               ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $2,053,228
                                                               ---------
                                                               ---------


                       STATEMENTS OF CHANGES INNET ASSETS
For the Six Month Period Ending December 31, 1995 (Unaudited) and For the Period
                     from October 1, 1994 to June 30, 1995

                                                December 31,         June 30,
                                                        1995             1995
                                                   ---------         --------
OPERATIONS:
  Net investment income                              $79,389         $135,223
  Net realized gain on investments                   253,486           66,432
  Net increase in unrealized
  appreciation on investments                      1,720,353          809,144
                                                   ---------        ---------
  Net increase in net assets
  resulting from operations                        2,053,228        1,010,799
                                                   ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment
  income ($0.16617 and $0.1383 per
  share, respectively)                             (207,699)         (24,328)
  Distributions from net realized gains
    ($0.16455 and $0.6705
    per share, respectively)                       (204,567)        (132,451)
                                                   ---------       ----------
  Total distributions                              (412,266)      (156,779)*<F3>
                                                   ---------       ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (187,120
  and 1,442,307 shares, respectively)              2,307,223       16,224,477
  Net asset value of shares issued in
   distributions (16,739 and 13,580
  shares, respectively)                              213,524          151,478
  Cost of shares redeemed (292,023 and
   342,742 shares, respectively)                 (3,638,923)      (3,902,600)
                                                  ----------       ----------
  Net (decrease) increase in net
  assets derived from Fund share activities      (1,118,176)       12,473,355
                                                  ----------       ----------
  TOTAL INCREASE                                     522,786       13,327,375

NET ASSETS AT THE BEGINNING OF THE PERIOD         15,805,601        2,478,226
                                                  ----------       ----------
NET ASSETS AT THE END OF THE PERIOD
  (including undistributed net investment
   income of $4,070 and
   $132,380, respectively)                       $16,328,387      $15,805,601
                                                  ----------       ----------
                                                  ----------       ----------

*<F3>Total distributions include $57,390 of ordinary income, of which 30% is eligible for the corporate dividends received deduction.

The accompanying notes to financial statements are an integral part of these statements.

                          Eastcliff Total Return Fund
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                             (UNAUDITED)   FOR THE
                             FOR THE SIX    PERIOD
                                   MONTH      FROM
                                  PERIOD OCTOBER 1,
                                   ENDED   1994 TO
                            DECEMBER 31,  JUNE 30,                    YEARS ENDED SEPTEMBER 30,
                                                       -----------------------------------------------------------------
                                    1995      1995      1994      1993      1992      1991      1990      1989      1988  1987+<F4>
                                   -----     -----     -----     -----     -----     -----    ------     -----     -----     -----
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period             $11.96    $11.92    $12.38    $11.96    $11.56     $9.47    $11.40     $9.88    $13.94    $10.00
Income from
  investment operations:
  Net investment income             0.07      0.14      0.15      0.19      0.13      0.28      0.33      0.24      0.06         -
  Net realized and unrealized
    gains (losses) on
    investments (b)<F6>             1.54      0.71      0.12      1.28      1.27      2.30    (1.82)      1.40    (1.17)      3.94
                                   -----     -----     -----     -----     -----     -----    ------     -----     -----     -----
Total from investment
  operations                        1.61      0.85      0.27      1.47      1.40      2.58    (1.49)      1.64    (1.11)      3.94
Less distributions:
  Dividends from net
    investment income             (0.17)    (0.14)    (0.18)    (0.15)    (0.23)    (0.36)    (0.26)    (0.11)         -         -
  Distributions from net
    realized gains                (0.16)    (0.67)    (0.55)    (0.90)    (0.77)    (0.13)    (0.18)    (0.01)    (2.95)         -
                                   -----     -----     -----     -----     -----     -----    ------     -----     -----     -----
Total from distributions          (0.33)    (0.81)    (0.73)    (1.05)    (1.00)    (0.49)    (0.44)    (0.12)    (2.95)         -
                                   -----     -----     -----     -----     -----     -----    ------     -----     -----     -----
Net asset value, end of period    $13.24    $11.96    $11.92    $12.38    $11.96    $11.56   $  9.47    $11.40   $  9.88    $13.94
                                  ------    ------    ------    ------     -----     -----    ------     -----     -----     -----
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
TOTAL INVESTMENT RETURN (e)<F9> 28.9%(a)<F5>10.4%(a)<F5>2.2%     13.4%     13.2%     28.7%   (13.5%)     16.8%   (3.0%)55.7%(a)<F5>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
     (in 000's)                   16,328    15,806     2,478     2,683     2,631     2,225     2,055     2,728     1,041       220
Ratio of expenses
  (after reimbursement)
  to average net assets(c)<F7> 1.3%(a)<F5>  1.5%(a)<F5> 2.0%      2.0%      2.7%      2.0%      2.4%      3.0%     2.8% 3.0%(a)<F5>
Ratio of net investment
  income (loss) to average
   net assets(d)<F8>           1.0%(a)<F5>  2.5%(a)<F5> 1.3%      1.5%      1.2%      2.4%      2.8%      2.8%    1.7%(0.1%)(a)<F5>
Portfolio turnover rate            52.8%     89.4%     13.2%     28.0%     34.9%     38.0%     62.7%     27.2%     51.9%    169.7%

 +<F4>For the period from December 23, 1986 (commencement of operations) to September 30, 1987.
(a)<F5>Annualized.
(b)<F6>On a per share basis this amount may not agree with the net realized and unrealized gains (losses) experienced on the portfolio securities for the period because of the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the portfolio.
(c)<F7>Computed after giving effect to adviser's expense limitation undertaking.
If the Fund had paid all of its expenses, the ratios would have been, for the period from October 1, 1994 to June 30, 1995 and for the years ending September
30, 1994, 1993, 1992, 1991, 1990, 1989 and 1988 and for the period ending
September 30, 1987, as follows:  2.6%(a), 3.0%, 2.8%, 3.3%, 3.2%, 3.1%, 4.4%,
11.8% and 12.1%(a), respectively.
(d)<F8>If the Fund had paid all of its expenses, the ratios would have been, for the period from October 1, 1994 to June 30, 1995 and for the years ending
September 30, 1994, 1993, 1992, 1991, 1990, 1989 and 1988 and for the period ending September 30, 1987, as follows:  1.4%(a), 0.2%, 0.8%, 0.6%, 1.3%, 2.1%,
1.4%, (7.4%) and (9.8%)(a), respectively.
(e)<F9>Effective December 31, 1994, the Fund changed investment advisers from Fiduciary Management, Inc. to Resource Capital Advisers, Inc.

The accompanying notes to financial statements are an integral part of this statement.


                                   EASTCLIFF
                                  GROWTH FUND

Dear Shareholder:                                        February 23, 1996

  Since its inception on July 1, 1995, the Eastcliff Growth Fund has grown in size to over $37 million as of December 31, 1995. The Fund's investment objective is to hold a portfolio of equities that have the prospect of strong future earnings growth and are attractively valued relative to other investment opportunities.

  From inception to December 31, 1995, the Fund appreciated 8.6%. At the close of the year, the Net Asset Value of the Eastcliff Growth Fund was $10.86. The Fund will strive to maintain a near fully invested strategy in equities. As of December 31, 1995, the Fund had 99.2% of its assets invested in common stocks. The sectors of emphasis are:

            CONSUMER CYCLICALS       CONSUMER STAPLES
            ------------------       ----------------
            Apparel                  Beverages
            Restaurants/Lodging
            Retail

      HEALTHCARE         INTEREST SENSITIVE      TECHNOLOGY
      ----------         ------------------      ----------
      Biotechnology      Business &              Hardware/Peripherals
      Drugs                Financial Services    Instruments
      Medical Products                           Semiconductors
      Medical Services                           Software/Services
                                                 Telecommunications

  We continue to maintain our long held view that inflation will remain subdued for 1996. Consumer spending will likely be sluggish while business spending and investment will increase but at a slower pace than 1995. The growth in government outlays will continue but at a moderate pace. On balance, 1996 should see moderate economic growth, although somewhat below the long term trend capability. We remain constructive on the stock market's prospects in 1996 and continue to invest the Fund accordingly.

  We appreciate all of your support and interest in 1995 and look forward to servicing your investment needs in 1996.

                                        Respectfully submitted,

                                        /s/ Clark J. Winslow

                                        Clark J. Winslow
                                        Portfolio Manager

                             Eastcliff Growth Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1995 (Unaudited)

                                                        Quoted
                                                        Market
 Shares or Principal Amount                               Cost          Value
 --------------------------                            -------        -------
COMMON STOCKS - 99.2% (a)<F11>

          APPAREL - 2.3%
 20,100   Tommy Hilfiger Corp.*<F10>                  $578,145       $851,737

          BEVERAGES - 2.2%
 11,000   The Coca-Cola Company                        708,245        816,750

          BIOTECHNOLOGY - 4.2%
 12,400   Amgen Inc.*<F10>                             510,512        736,250
 13,200   Genzyme Corp.*<F10>                          630,586        823,350
                                                     ---------      ---------
                                                     1,141,098      1,559,600

          BUSINESS &FINANCIAL SERVICES - 6.5%
 15,585   First Data Corp.                             859,118      1,042,247
 20,000   MBNA Corp.                                   686,980        737,500
 12,600   Paychex, Inc.                                459,634        628,425
                                                     ---------      ---------
                                                     2,005,732      2,408,172

          DRUGS - 3.1%
 18,200   Pfizer Inc.                                  826,240      1,146,600

          HARDWARE/PERIPHERALS - 2.1%
 28,100   Silicon Graphics, Inc.*<F10>               1,147,431        772,750

          INSTRUMENTS - 1.1%
 15,300   KLA Instruments Corp.*<F10>                  497,217        398,764

          MEDICAL PRODUCTS - 5.3%
 20,200   IDEXX Laboratories, Inc.*<F10>               524,030        949,400
 24,000   St. Jude Medical, Inc.*<F10>                 850,137      1,032,000
                                                     ---------      ---------
                                                     1,374,167      1,981,400

          MEDICAL SERVICES - 8.3%
 16,800   Oxford Health Plans, Inc.*<F10>              892,705      1,241,100
 23,500   United HealthCare Corp.                      958,382      1,539,250
  8,900   Vencor Inc.*<F10>                            268,510        289,250
                                                     ---------      ---------
                                                     2,119,597      3,069,600

          RESTAURANTS/LODGING - 2.8%
 17,500   Outback Steakhouse, Inc.*<F10>               519,137        627,812
 10,100   Papa John's
            International, Inc.*<F10>                  364,254        415,999
                                                       -------      ---------
                                                       883,391      1,043,811
          RETAIL - 16.3%
 43,900   Dollar General Corp.                       1,194,189        910,925
 16,300   Gymboree Corp.*<F10>                         484,821        336,188
 28,800   The Home Depot, Inc.                       1,203,041      1,378,800
 28,600   Intimate Brands, Inc.                        503,163        429,000
 13,100   Kohl's Corp.*<F10>                           641,847        687,750
 23,400   Lowe's Companies, Inc.                       773,031        783,900
 47,100   Office Depot, Inc.*<F10>                   1,250,199        930,225
 19,500   PETsMART, Inc.*<F10>                         560,020        604,500
                                                     ---------      ---------
                                                     6,610,311      6,061,288

          SEMICONDUCTORS - 3.7%
 16,200   Intel Corp.                                1,036,550        919,350
 11,700   Micron Technology, Inc.                      765,062        463,613
                                                     ---------      ---------
                                                     1,801,612      1,382,963

          SOFTWARE/SERVICES - 24.6%
 20,100   Bay Networks, Inc.*<F10>                     587,687        826,613
 22,600   Cisco Systems Inc.*<F10>                   1,207,076      1,686,525
 26,350   Computer Associates
            International, Inc.                      1,194,936      1,498,656
 26,700   Informix Corp.*<F10>                         739,085        801,000
 10,200   Microsoft Corp.*<F10>                        916,524        895,050
 30,400   Oracle Corp.*<F10>                         1,184,100      1,288,200
 13,950   Parametric
            Technology Corp.*<F10>                     681,396        927,675
  7,800   PeopleSoft, Inc.*<F10>                       208,806        335,400
 22,600   Synopsys, Inc.*<F10>                         691,815        858,800
                                                     ---------      ---------
                                                     7,411,425      9,117,919
          TELECOMMUNICATIONS - 16.7%
 31,500   AirTouch
            Communications*<F10>                       945,855        889,875
 16,900   Allen Group Inc.                             397,048        378,137
 10,600   CIDCO, Inc.*<F10>                            331,455        270,300
  8,300   FORE Systems, Inc.*<F10>                     305,642        493,850
 27,100   General Instrument Corp.*<F10>             1,024,084        633,463
 32,200   LCI International, Inc.*<F10>                513,125        660,100
 19,400   Motorola, Inc.                             1,346,584      1,105,800
 22,800   Nokia Corp. ''A'' ADR                      1,397,713        886,350
 37,000   Paging Network, Inc.*<F10>                   660,737        901,875
                                                    ----------     ----------
                                                     6,922,243      6,219,750
                                                    ----------     ----------
          Total common stocks                       34,026,854     36,831,104

VARIABLE RATE DEMAND NOTES - 0.9% (a)<F11>
$262,512  American Family
            Financial Services                        $262,512       $262,512
 80,000   Wisconsin Electric
            Power Company                               80,000         80,000
                                                    ----------     ----------
          Total variable rate
            demand notes                               342,512        342,512
                                                    ----------     ----------
          Total investments                        $34,369,366     37,173,616
                                                    ----------
                                                    ----------

          Liabilities, less cash and
            receivables -
            (0.1%) (a)<F11>                                         $(57,284)
                                                                   ----------
          Net Assets                                              $37,116,332
                                                                   ----------
                                                                   ----------

          Net Asset Value Per Share
            ($0.01 par value 300,000,000
            shares authorized), offering
            and redemption price
            ($37,116,332 / 3,416,525
            shares outstanding)                                        $10.86
                                                                   ----------
                                                                   ----------

*<F10>Non-income producing security.
(a)<F11>Percentages for the various classifications relate to net assets.

                            STATEMENT OF OPERATIONS
 For the Period from July 1, 1995 (commencement of operations) to December 31,
                                      1995

INCOME:
  Dividends                                                         $44,253
  Interest                                                           53,573
                                                                    -------
  Total income                                                       97,826
                                                                    -------
EXPENSES:
  Management fees                                                   154,465
  Administrative services                                            31,515
  Custodian fees                                                      9,170
  Professional fees                                                   6,705
  Transfer agent fees                                                 5,000
  Registration fees                                                   3,817
  Amortization of organizational expenses                             3,150
  Insurance expense                                                   2,777
  Printing and postage expense                                          668
  Other expenses                                                        659
                                                                   --------
  Total expenses                                                    217,926

NET INVESTMENT LOSS                                               (120,100)
                                                                   --------
NET REALIZED LOSS ON INVESTMENTS                                  (214,755)

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            2,804,250
                                                                  ---------
NET GAIN ON INVESTMENTS                                           2,589,495
                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $2,469,395
                                                                  ---------
                                                                  ---------

  The accompanying notes to financial statements are an integral part of these statements.

                             Eastcliff Growth Fund
                       STATEMENT OF CHANGES IN NET ASSETS
 For the Period July 1, 1995 (commencement of operations) to December 31, 1995
                                  (Unaudited)

OPERATIONS:
  Net investment loss                                            $(120,100)
  Net realized loss on investments                                (214,755)
  Net increase in unrealized appreciation on investments          2,804,250
                                                                  ---------
  Net increase in net assets resulting from operations            2,469,395
                                                                  ---------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (3,573,960 shares)                 36,333,297
  Cost of shares redeemed (157,435 shares)                      (1,686,360)
                                                                 ----------
  Net increase in net assets derived from Fund share activities  34,646,937
                                                                 ----------
  TOTAL INCREASE                                                 37,116,332

NET ASSETS AT THE BEGINNING OF THE PERIOD                                 -
                                                                 ----------
NET ASSETS AT THE END OF THE PERIOD                             $37,116,332
                                                                 ----------
                                                                 ----------

                              FINANCIAL HIGHLIGHTS
  (Selected Data for each share of the Fund outstanding throughout the period)

                                                        For the Period
                                                          from July 1,
                                                          1995+<F12>to
                                                          December 31,
                                                                  1995
                                                          ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $10.00
Income from investment operations:
  Net investment loss                                           (0.04)
  Net realized and unrealized
    gains on investments                                          0.90
                                                                ------
Total from investment operations                                  0.86
Less distributions:
  Dividend from net investment income                                -
  Distribution from net realized gains                               -
                                                                 -----
Total from distributions                                             -
                                                                 -----
Net asset value, end of period                                  $10.86
                                                                ------
                                                                ------

TOTAL INVESTMENT RETURN                                       17.8%(a)<F13>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                            37,116
Ratio of expenses to average net assets                        1.3%(a)<F13>
Ratio of net investment loss to average net assets           (0.7%)(a)<F13>
Portfolio turnover rate                                          13.8%

+<F12>Commencement of operations.
(a)<F13>Annualized.

The accompanying notes to financial statements are an integral part of these statements.

                                Eastcliff Funds
                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 1995 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -
   The following is a summary of significant accounting policies of the Eastcliff Funds (the ''Company''), which is registered as an open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of two funds: Eastcliff Total Return Fund (formerly Fiduciary Total Return Fund, Inc.) (the ''Total Return Fund'') and the Eastcliff Growth Fund (the ''Growth Fund'') (collectively the ''Funds''). The assets and liabilities of each Fund are segregated and shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Wisconsin on May 23, 1986.

 (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized cost which approximates quoted market value. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the statements of net assets, are the same for Federal income tax purposes.

 (b) Net realized gains and losses on common stock are computed on the basis of the cost of specific certificates.

 (c) Provision has not been made for Federal income taxes since the Total Return Fund has elected and the Growth Fund will elect to be taxed as ''regulated investment companies'' and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies.

 (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

 (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES -
   Effective December 31, 1994, the Total Return Fund and effective July 1, 1995 (commencement of operations), the Growth Fund entered into management agreements with Resource Capital Advisers, Inc. (''RCA''), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Funds pay RCA a monthly fee at the annual rate of 1% of such Funds daily net assets. Prior to December 31,1994, the Total Return Fund had a substantially identical investment advisory agreement with Fiduciary Management, Inc. (''FMI'').

   The Funds have administrative agreements with FMI, with whom certain officers and directors of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCA. Under the terms of the agreements, the Funds will each pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $30,000,000 of the daily net assets of such Fund and 0.1% on the daily net assets of such Fund over $30,000,000.

   Effective December 31, 1994, the Total Return Fund and effective July 1, 1995 (commencement of operations), the Growth Fund entered into Distribution Plans (the ''Plans''), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with RCA. The Plans provide that the Funds may incur certain costs which may not exceed the lesser of a monthly amount equal to 1% of the Funds' daily net assets or the actual distribution costs incurred by RCA during the year. Amounts payable under the Plans are paid monthly to RCA for any activities or expenses primarily intended to result in the sale of shares of such Fund. However, for the period ended December 31, 1995, no such expenses were incurred. Prior to December 31, 1994, the Total Return Fund had a substantially identical Plan with FMI.

   In conjunction with the name change of the Total Return Fund and the new management agreement effective December 31, 1994, the Total Return Fund changed its fiscal year end from September 30 to June 30.

(3)  DISTRIBUTION TO SHAREHOLDERS -
   Net investment income and net realized gains are distributed to shareholders. On December 28, 1995, the Total Return Fund distributed a dividend from net investment income of $79,561 ($0.065 per share). In addition, the Total Return Fund distributed $116,270 from net short-term realized gains ($0.095 per share). The distributions were paid on December 29, 1995, to shareholders of record on December 27, 1995.

(4)  DEFERRED EXPENSES -
   Organizational expenses for the Growth Fund were deferred and are being amortized on a straight-line basis over a period of not more than five years beginning with the date of sales of shares to the public. These expenses were advanced by RCA who will be reimbursed by the Growth Fund over a period of not more than five years. The unamortized organizational expenses at December 31, 1995 were $28,355.

(5)  INVESTMENT TRANSACTIONS -
   For the period ended December 31, 1995, purchases and proceeds of sales of investment securities of the Total Return Fund (excluding short-term securities) were $8,288,292 and $8,698,317, respectively and $24,676,783 and $21,424,075, respectively for short-term U.S. Government Securities; purchases and proceeds of sales of investment securities of the Growth Fund (excluding short-term securities) were $38,895,282 and $4,765,111, respectively, and $0 and $548,995, respectively for short-term U.S. Government Securities.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES -
   As of December 31, 1995, liabilities of the Funds included the following:

                                                 Eastcliff Total     Eastcliff
                                                   Return Fund      Growth Fund
                                                 ---------------    -----------
     Payable to Adviser for management fees
       and deferred expenses                          $9,999         $83,385
     Other liabilities                                13,150          14,163

(7)  SOURCES OF NET ASSETS -
   As of December 31, 1995, the sources of net assets were as follows:

     Fund shares issued and outstanding          $13,444,681     $34,646,937
     Net unrealized appreciation on investments    2,768,793       2,804,250
     Undistributed net realized gains
       (losses) on investments                       110,843       (214,755)
     Undistributed net investment income (loss)        4,070       (120,100)
                                                  ----------      ----------
                                                 $16,328,387     $37,116,332
                                                  ----------      ----------
                                                  ----------      ----------

   Aggregate net unrealized appreciation as of December 31, 1995, consisted of the following:
     Aggregate gross unrealized appreciation      $2,866,953      $5,831,461
     Aggregate gross unrealized depreciation        (98,160)     (3,027,211)
                                                   ---------      ----------
         Net unrealized appreciation              $2,768,793      $2,804,250
                                                  ----------      ----------
                                                  ----------      ----------

(8)  MATTERS SUBMITTED TO A SHAREHOLDER VOTE -
   During fiscal 1995, special shareholders meetings were held and the following matters were approved by at least 85% of the voting shares.

   December 12, 1994: (a) Election of Directors, (b) New investment advisory agreement with RCA, (c) Restated certain sections of the Articles of Incorporation, (d) Amendment to By-laws, and (e) Amendment to investment policies.

   June 29, 1995: (a) Amended investment advisory agreement with RCA, and (b) New Sub-advisory agreement between RCA and Palm Beach Investment Advisers, Inc.

                                EASTCLIFF FUNDS
                            900 Second Avenue South
                                   Suite 300
                          Minneapolis, Minnesota 55402
                                  612-336-1444

                               INVESTMENT ADVISER
                        RESOURCE CAPITAL ADVISERS, INC.
                            900 Second Avenue South
                            300 International Centre
                          Minneapolis, Minnesota 55402

                               PORTFOLIO MANAGERS
                             EASTCLIFF GROWTH FUND
                        WINSLOW CAPITAL MANAGEMENT, INC.
                          EASTCLIFF TOTAL RETURN FUND
                      PALM BEACH INVESTMENT ADVISERS, INC.

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-338-1579
                                       or
                                  414-765-4124

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202